Consolidated Statements of Cash Flows - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (2,145,530)	$ (9,075,353)	$ (61,995,758)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,201	1,179	62,358
Deferred taxes			1,790,260
Loss on disposal of fixed assets	942
Impairment loss on loans to third parties		4,800,000	56,242,596
Impairment loss on fixed assets
Changes in operating assets and liabilities:
Accounts receivable		7,264	(1,450,857)
Other receivables	49,409	541,541	2,782,583
Prepayments	(17,859)	7,577	23,842
Due from related parties	(276,385)	73,026	389,337
Long-term office rental deposit
Accrued payroll	(168,016)	(453,467)	80,431
Other payables and accruals	(122,118)	42,901	(78,971)
Income tax payable	(1,053,249)	67,054	202,515
Accounts payable
Other Assets
Long-term prepayment	3,031	1,549	3,705
Estimated Liabilities	(1,127,945)	168,064	971,268
Advance from customers			(94,688)
Net cash (used in)/provided by operating activities	(4,854,519)	(3,818,665)	(1,071,379)
Cash flows from investing activities:
Purchases of property and equipment	(5,374)	(108,095)
Loans to third parties	(2,450,000)		(200,000)
Collection of loans to third parties
Proceeds on disposal of fixed assets	100,000
Net cash used in investing activities	(2,355,374)	(108,095)	(200,000)
Cash flows from financing activities:
Proceeds from related party			(31,201)
Repayment to a related party
Proceeds from shares and warrants placement (net of offering cost of $100,000 (2020: $222,000)	3,599,502	4,278,000
Net cash provided by/ (used in) financing activities	3,599,502	4,278,000	(31,201)
Effect of exchange rate changes on cash	557,416	2,909,480	(262,681)
Net increase (decrease) in cash	(3,052,975)	3,260,720	(1,565,261)
Cash, cash equivalents and restricted cash at beginning of the period	3,274,287	13,567	1,578,828
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	221,312	3,274,287	13,567
Supplemental disclosure of cash flow information
Cash paid for interest
Income taxes paid
Supplemental disclosure of non-cash activity
Deferred offering costs
Reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheet
Cash and cash equivalents	221,312	3,274,287	13,567
Freight App Inc [Member]
Cash flows from operating activities:
Net loss	(8,200,805)	(5,851,976)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	302,100	531,027
Amortization of debt issuance costs and debt discount	592,874	39,150
Share-based compensation	235,404	160,638
Non-cash interest	313,404	43,813
Accrued interest expense converted to equity		156,918
Loss on initial issuance of private warrants	2,829,065
Change in fair market value of warrant liabilities	(497,759)
Professional services performed in exchanged for common stock		22,333
Professional services performed in exchange for warrants		1,248,421
(Gain) Loss from extinguishment of debt	(115,678)	784,886
Changes in operating assets and liabilities:
Accounts receivable	(1,309,208)	(849,094)
Unbilled receivables	(241,483)	(869,629)
Account receivable – related party	24,010	(17,410)
Prepaid expense and other assets	(591,520)	(468,726)
Income tax payable	40,264	23,051
Security deposits		5,918
Accounts payable	416,494	959,764
Accounts payable – related party	109,881	29,890
Accrued expenses	163,223	637,864
Net cash (used in)/provided by operating activities	(5,929,734)	(3,413,162)
Cash flows from investing activities:
Capitalization of software development costs	(457,874)	(193,644)
Purchases of property and equipment	(12,528)	(34,009)
Net cash used in investing activities	(470,402)	(227,653)
Cash flows from financing activities:
Proceeds from convertible notes	3,608,842	4,865,562
Proceeds from the exercise of warrants	191,457	439,500
Proceeds from stock option exercise		438
Proceeds from notes payable, net of discounts	2,620,000
Repayment of insurance financing payable	(18,946)
Payment of loan origination cost		(100,000)
Repayment of short-term borrowings	(19,273,922)	(7,047,920)
Proceeds from short-term borrowings	19,705,788	7,820,266
Proceeds from paycheck protection program loan		114,700
Net cash provided by/ (used in) financing activities	6,833,219	6,092,546
Net increase in cash and cash equivalents	433,083	2,451,731
Effect of exchange rate changes on cash	(46,581)	(876)
Cash, cash equivalents and restricted cash at beginning of the period	2,941,491	490,636
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	3,327,993	2,941,491	$ 490,636
Supplemental disclosure of cash flow information
Cash paid for interest	263,788	83,605
Supplemental disclosure of non-cash activity
Conversion of convertible debt to preferred stock		9,175,289
Change in redemption value of preferred stock		912,687
Financing of insurance premiums	27,066
Debt discount in connection with note payable	30,000
Reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheet
Cash and cash equivalents	3,152,993	2,766,491
Restricted cash in escrow	$ 175,000	$ 175,000